Related Party Transactions and Balances (Details) - USD ($)				6 Months Ended
		Sep. 19, 2024	Jun. 21, 2024	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Related Party Transactions [Line Items]
Issuance of common stock (in Shares)						17,008,312
Promissory notes issued		$ 350,000	$ 260,000
Bear interest rate		10.00%	8.00%
Related Party [Member]
Related Party Transactions [Line Items]
Issuance of common stock (in Shares)				2,183,887
Promissory note				$ 978,021			$ 68,992		$ 366,904
Mr. Wellen Sham [Member]
Related Party Transactions [Line Items]
Issuance of common stock (in Shares)			50,000
Promissory note				610,000	[1]			[1],[2],[3]	$ 133,503	[2],[3]
Bear interest rate			8.00%
Ms. Ling Houng Sham [Member]
Related Party Transactions [Line Items]
Promissory note	[1]			$ 100,000
Business combination payable			$ 140,000
Sponsor [Member]
Related Party Transactions [Line Items]
Exchange aggregated loan			$ 190,000

[1]

The balance due to Mr. Wellen Sham represented the promissory notes of $610,000 for extension of FLFV. The balance due to Ms. Ling Houng Sham represented promissory notes of $100,000 for extension of FLFV.

Among the promissory notes issued to Mr. Wellen Sham, $260,000 of which bear interest rate of 8% per annum and were payable on June 21, 2024, and $350,000 of which bear interest rate of 10% and is payable on September 19, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Mr. Wellen Sham.

The promissory notes issued to Ms. Ling Houng Sham bear interest rate of 8% per annum and are payable on June 21, 2024. As of the date of this Quarterly Report, the Company has not settled the promissory notes with Ms. Ling Houng Sham.

[2]	As disclosed in Note 7, the outstanding balances due to TP HK and Mr. Wellen Sham as of June 30, 2023 were settled by issuance of 17,008,312 of the Company’s common stocks. As of December 31, 2023, the Company had a balance of $68,992 due to TP HK arising from transactions during the six months ended December 31, 2023.
[3]	During the year ended December 31, 2023, the Company, TPEV HK and TP HK entered into a three-party agreement, pursuant to which TP HK assumed the Company’s outstanding balance due to TPEV HK. As of December 31, 2023, the Company had no balances due to TPEV HK.